Document and Entity Information	Apr. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001377789
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	Aviat Networks, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33278
Entity Tax Identification Number	20-5961564
Entity Address, Address Line One	200 Parker Dr.
Entity Address, Address Line Two	Suite C100A
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78728
City Area Code	(408)
Local Phone Number	941-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AVNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false